CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 HKD HKD / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 HKD HKD / shares shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Accounts receivable, allowance	$ 34,366		$ 31,064		$ 21,397	$ 15,019
Allowance for Doubtful Accounts Receivable	34,366		31,064
Short-term loans	212,734		100,000
Deferred revenue	129,765		145,321
Accrued expenses and other liabilities	318,539		361,593
Customer’s refundable fees	28,630		59,107
Income tax payable	6,022		9,948
Long-term loans	$ 65,190
Class A and Class B ordinary shares, shares authorized | shares	600,000,000	600,000,000	600,000,000	600,000,000
Commitment Deposits [Member]
Allowance for Doubtful Accounts Receivable			$ 500
Funds Receivable[ [Member]
Allowance for Doubtful Accounts Receivable	2,322
PRC Domestic Entities [Member]
Allowance for Doubtful Accounts Receivable			65,190
Short-term loans	22,734
Deferred revenue	21,744		46,455
Accrued expenses and other liabilities	106,459		109,727
Customer’s refundable fees	18,295		36,425
Income tax payable	199		1,872
Long-term loans	$ 65,190
Common Class A [Member]
Ordinary shares, par value | HKD / shares		HKD 1.00		HKD 1.00
Ordinary Shares, Shares issued | shares	71,077,816	71,077,816	70,736,679	70,736,679
Ordinary Shares, Shares outstanding | shares	64,012,758	64,012,758	70,736,679	70,736,679
Common Class B [Member]
Ordinary shares, par value | HKD / shares		HKD 1.00		HKD 1.00
Ordinary Shares, Shares issued | shares	24,336,650	24,336,650	24,336,650	24,336,650
Ordinary Shares, Shares outstanding | shares	24,336,650	24,336,650	24,336,650	24,336,650